Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2010
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 26, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011) TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
California Municipal Money Market	0.45%	-0.10%	0.35%
Money Market	0.45%	-0.10%	0.35%
Municipal Money Market	0.45%	-0.10%	0.35%
U.S. Government Money Market	0.45%	-0.10%	0.35%
U.S. Government Select Money Market	0.45%	-0.10%	0.35%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011) TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
California Municipal Money Market	0.45%	-0.10%	0.35%
Money Market	0.45%	-0.10%	0.35%
Municipal Money Market	0.45%	-0.10%	0.35%
U.S. Government Money Market	0.45%	-0.10%	0.35%
U.S. Government Select Money Market	0.45%	-0.10%	0.35%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN CALIFORNIA MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011) TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
California Municipal Money Market	0.45%	-0.10%	0.35%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011) TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Money Market	0.45%	-0.10%	0.35%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011) TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Municipal Money Market	0.45%	-0.10%	0.35%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN U.S. GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011) TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
U.S. Government Money Market	0.45%	-0.10%	0.35%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN U.S. GOVERNMENT SELECT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011) TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
U.S. Government Select Money Market	0.45%	-0.10%	0.35%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011